Demonstration Plant (Tables)	3 Months Ended
Mar. 31, 2025
Demonstration Plant
Schedule of Demonstration Plant Cost	Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended March 31,
	2025	2024
Personnel	$645	$1,013
Reagents	22	13
Repairs and maintenance	31	10
Supplies	98	292
Test work	3	102
Office trailer	7	17
Other	49	19
Total costs	$855	$1,466